SHORT-TERM NOTES PAYABLE (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
SHORT-TERM NOTES PAYABLE
Short-term notes payable	$ 878,285	$ 1,493,399